SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Valuation Assumptions
The fair value of the newly granted option awards is estimated on the date of grant using a Black-Scholes option valuation model with the following assumptions:

July 2016
Risk free interest rate	0.69%
Expected life (years)	3.5
Expected volatility	79.80%
Expected dividend yield	0.00%